Variable Interest Entities ("VIEs") - Schedule of Variable Interest Entities-Continuing Operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of operations
Other financial items, net (note 8)	$ 2,866	$ 3,265
Interest income	(19,437)	(14,522)
Interest expense	46,549	0
Statement of cash flows
Net debt repayments	(87,330)	(70,048)
Variable Interest Entity
Statement of operations
Other financial items, net (note 8)	1,216	1,216
Interest income	(190)	(365)
Interest expense	4,862	7,730
Statement of cash flows
Net debt repayments	$ (49,830)	$ (40,882)